Performance Management - Miller Income Fund	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in performance. Performance information shown prior to January 19, 2024 is for Miller Income Fund, which was a series of Trust for Advised Portfolios (the “Predecessor Fund”) that reorganized into the Fund. The Fund has adopted the historical performance of the Predecessor Fund. On February 27, 2017, the Predecessor Fund acquired the assets and assumed the liabilities of the Miller Income Opportunity Trust (the “Prior Predecessor Fund”), an open-end fund that had substantially similar investment strategies and the same portfolio management team. Class A, Class C, Class FI, Class I, and Class IS shares of the Predecessor Fund assumed the performance, financial and other historical information of the Prior Predecessor Fund’s corresponding class of shares; therefore, the performance of the Predecessor Fund reflects the performance of the Prior Predecessor Fund prior to February 27, 2017.
The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year and also compares the Fund’s performance with the average annual total returns of a domestic broad-based securities market index and a secondary index provided to offer a more tailored market perspective. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown. The Fund makes updated performance information, including its current net asset value, available at the Fund’s website, www.millervaluefunds.com, or by calling the Fund at 1‑888‑593-5110.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in performance.
Performance Additional Market Index [Text]	The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year and also compares the Fund’s performance with the average annual total returns of a domestic broad-based securities market index and a secondary index provided to offer a more tailored market perspective.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Highest and Lowest Return Quarters during the period of time shown in the bar chart
Highest Return Quarter	6/30/2020	21.98%
Lowest Return Quarter	3/31/2020	-38.42%

Highest Quarterly Return, Label [Optional Text]	Highest Return Quarter
Highest Quarterly Return	21.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return Quarter
Lowest Quarterly Return	(38.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average annual total returns(for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns for classes other than Class A will vary from returns shown for Class A. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.millervaluefunds.com
Performance Availability Phone [Text]	1‑888‑593-5110